Financial income (expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income (expense), net
Interest income	$ 947	$ 725	$ 500
Interest expense:
Interest expense	(24,950)	(26,077)	(28,280)
Commitment fees	(381)	(37)	(977)
Amortization of debt issuance cost and fair value of debt assumed	(2,361)	(700)	(828)
Total interest expense	(27,692)	(26,814)	(30,085)
Gain (loss) on debt extinguishment	1,030	0	0
Gain (loss) on derivative instruments	0	4,681	2,463
Other items, net:
Foreign exchange gain (loss)	(396)	(193)	(968)
Bank charges, fees and other	(297)	(143)	(107)
Withholding tax on interest expense and other	(2,882)	(2,571)	(2,499)
Total other items, net	(3,575)	(2,907)	(3,574)
Total financial income (expense), net	(29,290)	$ (24,315)	$ (30,696)
Debt Instrument Financial Covenants	$ 385,000